Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets:
Cash and due from financial institutions	$ 253,459	$ 125,749
Other securities	17,011	20,537
Loans, net of allowance for loan losses	1,971,238	2,032,474
Bank owned life insurance	46,641	45,976
Accrued interest receivable	7,385	9,421
Financial Liabilities:
Time deposits	246,448
Long-term FHLB advances	75,000	125,000
Securities sold under agreement to repurchase	25,495	28,914	$ 18,674
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	265,969	139,522
Other securities	17,011	20,537
Loans, held for sale	1,972	7,001
Loans, net of allowance for loan losses	1,971,238	2,032,474
Bank owned life insurance	47,176	46,976
Accrued interest receivable	7,385	9,421
Financial Liabilities:
Nonmaturing deposits	2,170,253	1,902,560
Time deposits	246,448	286,838
Long-term FHLB advances	75,000	125,000
Securities sold under agreement to repurchase	25,495	28,914
Subordinated debentures	102,813	29,427
Accrued interest payable	315	204
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	265,969	139,522
Other securities	17,011	20,537
Loans, held for sale	2,011	7,141
Loans, net of allowance for loan losses	1,945,638	2,063,249
Bank owned life insurance	47,176	45,976
Accrued interest receivable	7,385	9,421
Financial Liabilities:
Nonmaturing deposits	2,170,253	1,902,560
Time deposits	247,053	288,298
Long-term FHLB advances	75,930	130,942
Securities sold under agreement to repurchase	25,495	28,914
Subordinated debentures	111,118	31,479
Accrued interest payable	315	204
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	265,969	139,522
Other securities	17,011	20,537
Loans, held for sale	2,011	7,141
Bank owned life insurance	47,176	45,976
Accrued interest receivable	7,385	9,421
Financial Liabilities:
Nonmaturing deposits	2,170,253	1,902,560
Securities sold under agreement to repurchase	25,495	28,914
Accrued interest payable	315	204
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	1,945,638	2,063,249
Financial Liabilities:
Time deposits	247,053	288,298
Long-term FHLB advances	75,930	130,942
Subordinated debentures	$ 111,118	$ 31,479